Statements of Net Assets Available for Benefits - EBP 002 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Assets:
Investments, at fair value	$ 13,927,171,474	$ 11,356,035,138
Investments, at contract value	521,101,688	508,304,661
Total investments	14,448,273,162	11,864,339,799
Receivables:
Notes receivable from participants, maturing through 2035, 3.25% - 10.5% interest rates	215,034,471	163,195,712
Unsettled trades in conjunction with Plan Merger	3,686,127,902	0
Other receivables	16,395,877	54,791,928
Total assets	18,365,831,412	12,082,327,439
Liabilities:
Other liabilities	4,352,390	49,736,985
Total liabilities	4,352,390	49,736,985
Net assets available for benefits	$ 18,361,479,022	$ 12,032,590,454
Minimum
Liabilities:
Interest rates	3.25%
Maximum
Liabilities:
Interest rates	10.50%